Other current assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other current assets
11.	Other current assets

Other current assets consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Advances to suppliers and contractors	US$	62.8	Rs.	4,340.7	Rs.	3,640.2
Taxes recoverable, statutory deposits and dues from government		733.4		50,719.5		56,749.8
Prepaid expenses		175.1		12,106.8		14,403.5
Others		21.0		1,455.2		1,832.0

Total	US$	992.3	Rs.	68,622.2	Rs.	76,625.5